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NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

ANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
HIGH INCOME FUND
[ARTWORK APPEARS HERE]
DECEMBER 31, 1995

JANUARY 31, 1996

DEAR SHAREHOLDER,
ItOs a real pleasure to present to you the 1995 Annual Report for  New
England   High  Income  Fund,  containing  your  portfolio   managerOs
commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a very favorable backdrop for the bond and stock markets. Long term interest rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & PoorOs 500 Index,* for its best showing since 1958. In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industryOs most respected managers, Dan Fuss was named 1995Os OBond Fund Manager of the YearO by Morningstar for his past record of accomplishment in fund management at Loomis Sayles.**
* Standard & PoorOs 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for Oproviding the highest tier of service excellence in the mutual fund industry.O

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last yearOs stellar performance. At this time itOs worth reiterating that long-term investors should not focus on one yearOs performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We   believe   you  will  find  your  portfolio  managerOs  commentary
informative.   If you have any questions or comments,  please  contact
your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment
objectives  and risks, as well as management fees and  expenses.   You
should read it carefully before investing or sending money.

Sincerely,

         /s/PETER S. VOSS   /s/HENRY L. P. SCHMELZER
         Peter S. Voss      Henry L.P. Schmelzer
                          Chairman                           President

NEW ENGLAND HIGH INCOME FUND

INVESTMENT RESULTS THROUGH DECEMBER 31, 1995
Putting Performance into Perspective
The graph comparing your FundOs performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your FundOs total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES
COMPARED TO THE FIRST BOSTON HIGH YIELD INDEX4
AND THE COST OF LIVING5

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Municipal Index(4) and the Cost of Living(5). The data points from the graph are as follows:]

New England High Income Fund - Net Asset Value(1)
Year                                                           Amount
-----                                                          ------
1995                                                          $20,003
1994                                                          $17,895
1993                                                          $18,508
1992                                                          $15,885
1991                                                          $13,721
1990                                                          $10,054
1989                                                          $11,586
1988                                                          $11,215
1987                                                          $10,933
1986                                                          $11,096
12/31/84                                                      $10,000

New England High Income Fund - With Maximum Sales Charge(2)
Year                                                           Amount
-----                                                          ------
1995                                                          $19,103
1994                                                          $17,090
1993                                                          $17,675
1992                                                          $15,170
1991                                                          $13,104
1990                                                           $9,602
1989                                                           $1,065
1988                                                          $10,710
1987                                                          $10,441
1986                                                          $10,597
12/31/84                                                       $9,550

First Boston High Yield(4)
Year                                                           Amount
-----                                                          ------
1995                                                          $29,908
1994                                                          $25,477
1993                                                          $25,727
1992                                                          $21,636
1991                                                          $18,546
1990                                                          $12,902
1989                                                          $13,781
1988                                                          $13,727
1987                                                          $12,319
1986                                                          $11,564
12/31/84                                                      $10,000

Cost of Living(5)
Year                                                           Amount
-----                                                          ------
1995                                                          $14,055
1994                                                          $13,697
1993                                                          $13,340
1992                                                          $12,983
1991                                                          $12,617
1990                                                          $12,242
1989                                                          $11,537
1988                                                          $11,025
1987                                                          $10,558
1986                                                          $10,110
13/31/84                                                      $10,000
     This  illustration represents past performance of Class A  shares
     and   cannot  predict  future  results.  Investment  return   and
     principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

NEW ENGLAND HIGH INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/95

CLASS A (INCEPTION 2/22/84)       1 YEAR         5 YEARS      10 YEARS
Net Asset Value(1)                11.78%          14.75%         7.18%
With Max. Sales Charge(2)           6.73           13.69          6.68
Lipper High Yield Average(6)       16.44           16.70

CLASS B (INCEPTION 9/20/93)       1 YEAR SINCE INCEPTION
Net Asset Value(1)                11.19%           4.83%
With CDSC(3)                        7.19            3.70
First Boston High Yield(4)         17.39
Lipper High Yield Average(6)       16.44

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.
Notes to Charts and Performance Update
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.
3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.
4 First Boston High Yield Index is an unmanaged index of bonds rated below investment grade by Standard and PoorOs or MoodyOs Investors Service issued by U.S. corporations. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
5 Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.
6 Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND HIGH INCOME FUND

[PHOTO]

NEW ENGLAND HIGH INCOME FUND
1995 ANNUAL REPORT
Portfolio Manager:  Charles Glueck
Back Bay Advisors, L.P.

Optimism about declining interest rates and continued low inflation fueled a strong rally in the bond markets, in 1995, while prospects for economic growth sent the stock market to new highs. U.S. Treasury securities and corporate bonds were the principal beneficiaries of the fixed-income marketOs exuberance.

While the performance of high-income bonds was positive for the year, it was inhibited by the lagging effect of 1994Os economic slowdown and interest rate increases.

How Your Fund Performed
For the 12 months ended December 31, 1995, New England High Income Fund provided a total return on net asset value of 11.78% for Class A shares. By historical standards, this is a solid return; however, it does reflect the overall underperformance of high-income bonds versus Treasury securities during 1995.

We are pleased to report that the Fund generated a high level of current income over the 12-month period. On December 31, the FundOs 30-day yield was 9.48% for Class A shares.1 Past performance does not guarantee future results.
1    Yield  is calculated using a standard formula established by  the
     Securities   and  Exchange  Commission,  and  is  an   annualized
     percentage based on the yield earned for the FundOs Class A shares during the 30 days ending December 31, 1995.

NEW ENGLAND HIGH INCOME FUND

How We Managed Your Fund
In response to 1994Os rate increases and the slowdown in overall credit improvement, the Fund assumed a defensive posture in the first half of 1995 by increasing credit quality and decreasing portfolio duration, the measure of overall sensitivity to changes in interest rates.

We changed emphasis in the early summer as rates dropped, and it became increasingly evident that the U.S. economy would achieve the hoped for soft landing. At that time, we added to our holdings of B-rated bonds in anticipation of improving credit quality; we also lengthened the duration of the Fund by including more zero coupon and deferred interest bonds and Treasury strips. Duration, which averaged
4.5 years in the first six months, was extended to a slightly more bullish 4.64 years by December.

Given the volatility in the high-income market, diversification is essential to successful investing. Throughout the year, the Fund continued to be broadly diversified, holding more than 100 issues across nearly 30 sectors. Please refer to OPortfolio CompositionO in the attached financial report for a more complete listing of all the sectors and individual holdings.

NEW ENGLAND HIGH INCOME FUND
Economic Outlook
As we enter 1996, we anticipate a continuation of interest rate declines and low inflation an environment that historically has been favorable to high-yield bonds. In light of this economic outlook, we expect to continue lengthening portfolio duration gradually and assuming a more aggressive posture as we seek strong returns with high current yields for shareholders.

NEW ENGLAND HIGH INCOME
TOP TEN SECTORS AS OF 12/31/95
        SECTOR                          PERCENTAGE
     1. COMMUNICATIONS                        9.6%
     2. MANUFACTURING                          7.1
     3. PAPER & FOREST PRODUCTS                6.7
     4. FOOD/TOBACCO                           6.0
     5. OIL & GAS                              5.7
     6. STEEL & IRON                           5.6
     7. RETAIL STORES                          5.4
     8. CHEMICALS                              4.6
     9. ENTERTAINMENT                          4.0
     10.                         GOVERNMENT ISSUES     3.4

*Portfolio holdings and asset allocations may change.

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NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
HIGH INCOME FUND

DECEMBER 31, 1995

PORTFOLIO COMPOSITION
Investments as of December 31, 1995

BONDS AND NOTES--94.2% OF TOTAL NET ASSETS

      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
--
           ADVERTISING--0.5%
  $250,000 Lamar Advertising 11.000%, 05/15/2003             $260,000
                                                          -----------
           AIR TRANSPORT--0.1%
   250,000 People Express Airlines, Inc., secured equip.
           cts., 14.375%, 04/15/1996 (e)                       30,000
                                                          -----------
           AUTOMOTIVE--2.7%
   500,000 Am General Corp., 12.875%, 05/01/2002              500,000
   500,000 Johnstown America Industries, 11.750%, 08/15/2005  450,000
   250,000 Motor Wheel Corp. 11.500%, 03/01/2000              225,000
   150,000 SPX Corp. 11.750%, 06/01/2002                      159,000
                                                          -----------
                                                            1,334,000
                                                          -----------
           AVIATION/PARTS & SERVICE--0.7%
   350,000 Fairchild Corp. 13.125%, 03/15/2006                332,500
                                                          -----------
           BUILDING MATERIALS--3.2%
   500,000 Beazer USA Inc. 9.000%, 03/01/2004                 485,000
   750,000 Color Tile, Inc. 10.750%, 12/15/2001 (e)            75,000
   250,000 NVR, Inc. 11.000%, 04/15/2003                      251,562
   250,000 Pacific Lumber Co. 10.500%, 03/01/2003             236,875
   500,000 Schuller International Group,
           Inc. 10.875%, 12/15/2004                           561,250
                                                          -----------
                                                            1,609,687
                                                          -----------
           CHEMICALS--4.6%
   250,000 Agriculture Minerals & Chemicals 10.750%,
           09/30/2003                                         276,250
   400,000 Harris Chemical North America, Inc. 10.750%,
           10/15/2003                                         366,000
   250,000 Huntsman Corp. 11.000%, 04/15/2004                 286,500
 1,000,000 Indspec Chemical Corp., 0/11.500, 12/01/2003 (f)   800,000
   500,000 Waters Corp. 12.750%, 09/30/2004                   565,000
                                                          -----------
                                                            2,293,750
                                                          -----------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

BONDS AND NOTES--continued
      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
           COMMUNICATIONS--9.6%
  $900,000 Bell Cablemedia PLC, 0/11.875%, 09/15/2005 (f)    $562,500
   200,000 Cablevision Industries Corp. 10.750%, 01/30/2002   216,000
   500,000 Cablevision System Corp. 9.250%, 11/01/2005        522,500
   250,000 Cencall Communications Corp., 0/10.125,
           01/15/2004 (f)                                     141,250
   500,000 Continental Cablevision Inc. 11.000%, 06/01/2007   558,575
   500,000 Diamond Cable Communication, 0/11.75%,
           12/15/2005 (f).                                    293,750
   500,000 Dictaphone Corp. 11.750%, 08/01/2005.              495,000
   200,000 International Cabletel, Inc., 0/10.875%,
           10/15/2003 (f)                                     144,000
   500,000 Jones Intercable Inc. 9.625%, 03/15/2002           537,500
   200,000 Katz Corp. 12.750%, 11/15/2002.                    221,000
   350,000 Metrocall Inc. 10.375%, 10/01/2007                 371,175
   500,000 Nextel Communications, Inc., 0/9.75%,
           08/15/2004 (f)                                     271,250
   750,000 Telewest PLC, 0/11%, 10/01/2007 (f)                452,813
                                                          -----------
                                                            4,787,313
                                                          -----------
           COMPUTERS--1.3%
   310,000 Anacomp, Inc. 15.000%, 11/01/2000.                 217,000
   500,000 Merisel, Inc. 12.500%, 12/31/2004.                 410,000
                                                          -----------
                                                              627,000
                                                          -----------
           CONGLOMERATES--1.9%
   250,000 Kaiser Aluminum & Chemical Corp. 12.750%,
           2/01/2003                                          273,750
   500,000 Talley Industries, Inc., 0/12.250, 10/15/2005 (f)  368,750
   300,000 Talley Manufacturing & Technology, Inc.
           10.750%, 10/15/2003                                300,750
                                                          -----------
                                                              943,250
                                                          -----------
           CONSUMER PRODUCTS--3.2%
   750,000 Apparel Retailers, Inc., 0/12.750, 08/15/2005 (f)  457,500
   200,000 Revlon, Inc. 10.875%, 07/15/2010                   203,000
   500,000 Revlon, Inc., Zero Coupon Bond, 03/15/1998         371,250
   750,000 U.S. Leather, Inc. 10.250%, 07/31/2003             562,500
                                                          -----------
                                                            1,594,250
                                                          -----------
           CONTAINERS--2.2%
   250,000 Calmar, Inc. 11.500%, 8/15/05                      253,125
   750,000 Owens Illinois, Inc. 11.000%, 12/01/2003           847,500
                                                          -----------
1,100,625
                                                          -----------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

BONDS AND NOTES--continued
      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
           ELECTRIC UTILITIES--1.4%
  $500,000 Consolidated Hydropower, Inc., 0/12.00%,
           07/15/2003 (f).$320,545
 1,000,000 Kenetech Corp. 12.750%, 12/15/2002                 370,000
                                                          -----------
                                                              690,545
                                                          -----------
           ENTERTAINMENT--4.0%
   400,000 ACT III Theaters, Inc. 11.875%, 02/01/2003         434,000
     2,000 Capital Gaming International Inc.
           Zero Coupon Bond,08/01/1995                              0
   204,450 Capital Gaming International Inc.
           11.500%, 02/01/2001 (d)80,091
   250,000 Grand Casino Inc. 10.125%,12/01/2003.              262,188
500,000Lady Luck Gaming Financing Corp. 10.500%, 03/01/2001   385,000
   500,000 Players International Inc, 10.875%, 04/15/2005     470,000
   500,000 Roadmaster Industries, Inc. 11.750%, 07/15/2002.   340,000
                                                          -----------
                                                            1,971,279
                                                          -----------
           FOOD/TOBACCO--6.0%
   750,000 Carrols Corp. 11.500%, 08/15/2003.                 757,500
   250,000 Dr. Pepper Bottling Co., 0/11.625, 02/15/2003 (f)  205,000
   500,000 Family Restaurants Inc., 0/10.875%, 02/01/2004 (f)  60,000
 1,000,000 Grand Union Co. 12.000%, 09/01/2004                865,000
   200,000 PMI Acquisition Corp. 10.250%, 09/01/2003.         205,500
   400,000 Ralph's Grocery Co., 13.750%, 06/15/2005           426,500
   250,250 Smitty's Super Value, Inc. 12.750%, 06/15/2004 (d).240,000
   500,000 Specialty Foods Acquisition Corp., 0/13%,
           08/15/2005 (f)                                     230,000
                                                          -----------
                                                            2,989,500
                                                          -----------
           HEALTH SERVICES--2.8%
   293,419 Amerisource DistrIbution Corp. 11.250%,
           7/15/2005 (c).                                     318,360
   500,000 Dade International, Inc. 13.000%, 02/01/2005.      560,000
   450,000 Ornda Healthcorp 12.250%, 05/15/2002.              495,000
                                                          -----------
                                                            1,373,360
                                                          -----------
           HOTELS--0.5%
   250,000 Trump Plaza Funding, Inc. 10.875%, 06/15/2001      258,750
                                                          -----------
           INSURANCE--2.1%
 1,000,000 Reliance Group Holdings, Inc. 9.750%,
           11/15/200                                       31,030,000
                                                          -----------
PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

BONDS AND NOTES--continued
      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
           MANUFACTURING--7.1%
$1,000,000 American Standard, Inc., 0/10.50%, 06/01/2005 (f).$857,500
   227,000 Carbide/Graphite Group, Inc. 11.500%, 09/01/2003   245,160
   500,000 Eagle Industries, Inc., 0/10.50%, 07/15/2003 (f)   418,750
   800,000 Fairfield Manufacturing 11.375%, 07/01/2001        780,000
   250,000 HS Res., Inc. 9.875%, 12/01/2003                   246,250
   750,000 Mafco, Inc. 11.875%, 11/15/2002                    772,500
   250,000 Reeves Industries, Inc. 11.000%, 07/15/2002        213,750
                                                          -----------
                                                            3,533,910
                                                          -----------
           METALS/MINING--1.8%
 1,000,000 Jorgensen Earle 10.750%, 03/01/2000                917,500
                                                          -----------
           OIL & GAS--5.7%
   500,000 Clark R & M Holdings, Zero Coupon Bond, 02/15/2000.332,500
   500,000 Maxus Energy Corp., 9.375%, 11/01/2003             490,000
   400,000 Nuevo Energy Co. 12.500%, 06/15/2002.              435,000
   500,000 Petroleum Heat & Power, Inc. 10.125%, 04/01/2003   490,000
   250,000 Petroleum Heat & Power, Inc. 12.250%, 02/01/2005   275,625
   200,000 Santa Fe Energy Resource, Inc. 11.000%, 05/15/2004.218,000
   300,000 Tesoro Petroleum Corp., sub. deb., 13.000%,
           12/01/2000                                         309,000
   250,000 United Meridian Corp. 10.375%, 10/15/2005.         264,375
                                                          -----------
                                                            2,814,500
                                                          -----------
           PAPER & FOREST PRODUCTS--6.7%
   500,000 Ivex Holdings Corp., 0/13.25%, 03/15/2005 (f)      280,000
   200,000 Ivex Packaging 12.500%, 12/15/2002                 212,000
   500,000 P.T. Indorayon Utama 9.125%, 10/15/2000           .465,000
   250,000 SD Warren Co. 12.000%, 12/15/2004.                 275,625
   500,000 Stone Container Corp. 11.500%, 09/01/1999.         502,500
   500,000 Stone Container Corp. 10.750%, 10/01/2002.         516,250
 1,000,000 Tjiwi Kimia International Finance 13.250%,
            08/01/200                                      11,072,500
                                                          -----------
                                                            3,323,875
                                                          -----------
           REAL ESTATE--2.7%
   340,000 Continental Homes 12.000%, 08/01/1999              367,200
   500,000 Engle Homes 11.750%, 12/15/2000                    470,000
   150,000 Oriole Homes Corp. 12.500%, 01/15/2003             124,500
   250,000 Ryland Group, Inc. 9.625%, 06/01/2004              241,250
   154,296 U.D.C. Homes, Inc. 12.500%, 05/01/2000             148,004
                                                          -----------
                                                            1,350,954
                                                          -----------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

BONDS AND NOTES--continued
      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
           RETAIL STORES--5.4%
  $500,000 Cole National Group. Inc. 11.250%, 10/01/2001     $501,250
 1,000,000 Finlay Enterprises, Inc., 0/12.00%, 05/01/2005 (f).660,000
   200,000 Levitz Furniture 12.375%, 04/15/1997.              181,000
   250,000 Levitz Furniture 9.625%, 07/15/2003                137,500
   500,000 Loehmanns Holdings, Inc. 13.750%, 02/15/1999.      470,000
   200,000 Pace Industries, Inc. 10.625%, 12/01/2002.         176,000
   200,000 Repap Wis, Inc. 9.875%, 05/01/2006                 189,000
   350,000 Waban, Inc. 11.000%, 05/15/2004                    358,750
                                                          -----------
                                                            2,673,500
                                                          -----------
           STEEL & IRON--5.6%
   750,000 AK Steel Corp. 10.750%, 04/01/2004                 832,500
   750,000 Acme Metals, Inc. 12.500%, 08/01/2002              757,500
   750,000 GS Technologies Oper. Inc. 12.000%, 09/01/2004     741,562
   500,000 Wheeling Pittsburgh Corp. 9.375%, 11/15/2003.      472,500
                                                          -----------
                                                            2,804,062
                                                          -----------
           TEXTILES & APPAREL--0.6%
250,000Bibb Co. 14.000%, 10/01/1999                            97,500
200,000Dan River, Inc. 10.125%, 12/15/2003                    182,000
100,000NTC Group, Inc. 13.875%, 08/01/1999                     38,000
                                                          -----------
                                                              317,500
                                                          -----------
           TRUCKING--0.2%
   500,000 Burlington Motor Holdings, Inc.
           11.500%, 11/01/2003 (e)                             80,000
                                                          -----------
           MISCELLANEOUS--8.4%
   250,000 Alliant Techsystems Inc, 11.750%, 03/01/2003.      275,625
 1,000,000 Cemex SA & Tolmex, 9.5000%                         906,250
   200,000 Day International Group, 11.125%, 06/01/2005.      204,000
   500,000 MVE Inc., 12.500%, 02/15/2002                      515,000
   500,000 Primeco Inc., 12.750%, 03/01/2005.                 515,000
   500,000 RBX Corp. 11.250%, 10/15/2005                      495,000
   250,000 Sherritt Inc. SR Notes 10.500%, 03/31/2014         272,813
   500,000 Terex Corp., 13.750%, 05/15/2002                   433,750
   265,000 UCAR Global Enterprises, 12.000%, 01/15/2005.      306,075
   250,000 Webcraft Technologies, Inc. 9.375%, 02/15/2002     240,000
                                                          -----------
                                                            4,163,513
                                                          -----------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

BONDS AND NOTES--continued
      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
           U.S. Government--3.4%
$300,000U.S. Treasury Notes 8.250%, 07/15/1998               $321,092
 6,405,000U.S. Treasury Bond Strip, Zero Coupon,
           08/15/2020.1,394,240
                                                          -----------
                                                            1,715,332
                                                          -----------
           Total Bonds and Notes
           (Identified Cost $49,857,407)                   46,920,455
                                                          -----------

COMMON STOCKS--0.4%

   SHARES  DESCRIPTION
----------------------------------------------------------------------
     6,713 Bucyrus Erie Co.                                    52,865
     5,334 Capital Gaming International, Inc                      667
        66 Continental Airlines Inc. Cl A                       2,805
       181 Continental Airlines Inc. Cl B                       7,874
       667 Finlay Enterprises Inc.                              7,837
     9,887 Grand Union Co.(d)                                  66,294
     2,688 Great Bay Power Corp                                21,504
       376 Host Marriott Corp                                   4,982
       376 Marriott International, Inc                         14,382
     7,500 Specialty Foods Acquisition Corp                    30,000
                                                          -----------
           Total Common Stocks
           (Identified Cost $1,072,518).                      209,210
                                                          -----------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

BONDS AND NOTES--continued
      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
$1,260,000 Repurchase agreement with State Street
           Bank & Trust Company dated 12/29/95 at
           5.00% to be repurchased at $1,260,700 on
           01/02/95 collateralized by $1,195,000 U.S.
           Treasury Note 7.125% due 09/30/99
           with a value of $1,287,450                       1,260,000
                                                          -----------
           Total Short-Term Investment
           (Identified Cost $1,260,000)                     1,260,000
                                                          -----------
           Total Investments--97.2%
           (Identified Cost $52,189,925) (b).              48,389,665
           Cash and Receivables                             1,716,086
           Liabilities                                      (332,677)
                                                          -----------
           Total Net Assets--100%                         $49,773,074
               ===========
----------------------------------------------------------------------

(a)  See Note 1a.
(b) Federal Tax Information: At December 31, 1995 the net unrealized depreciation on investments based on cost of $52,168,611 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value
     over tax cost                                         $ 1,985,122
     Aggregate gross unrealized depreciation for
     all investments in which there is an excess of tax
     cost over value                                       (5,764,068)
                                                         -------------
     Net unrealized depreciation                          $(3,778,946)
                                                         =============
     As of December 31, 1995, the Fund had a net tax basis capital loss carryforward as follows:
     Expiring December 31, 1996 $253,489
     Expiring December 31, 1997 $1,341,040
     Expiring December 31, 1998 $527,465
     Expiring December 31, 1999 $1,300,610
(c)  Pay-in-kind securities.
(d)  Warrants attached.
(e) Non-income producing; issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.

STATEMENT OF ASSETS & LIABILITIES
December 31, 1995

ASSETS
Investments at value                                       $48,389,665
Cash                                                             3,793
Receivable for:
 Fund shares sold                                               32,359
 Securities sold                                               411,776
 Dividends and interest                                      1,264,158
Prepaid registration expense.                                    4,000
                                                           -----------
                                                            50,105,751
                                                           -----------
LIABILITIES
Payable for:
Fund shares redeeme.                          $ 80,520
Dividends declared                             117,262
Accrued expenses:
Management fees                                 86,102
Deferred trustees' fees                            836
Other expenses.                                 47,957
                                              --------
                                                               332,677
                                                           -----------
NET ASSETS                                                 $49,773,074
                                                           ===========
Net Assets consist of:
Capital paid in                                            $57,039,956
Distributions in excess of net investment income              (44,018)
Accumulated net realized losses                            (3,422,604)
Unrealized depreciation on investments (3,800,260)
                                                           -----------
NET ASSETS                                                 $49,773,074
                                                           ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
($39,147,716 divided by 4,358,261 shares of beneficial
interest)                                                        $8.98
                                                                ======
Offering price per share (100/95.50 of $8.98)                   $9.40*
                                                                ======
Net asset value and offering price of Class B shares
($10,625,358 divided by 1,183,866 shares of beneficial
interest)                                                      $8.98**
                                                               =======
Identified cost of investments.                            $52,189,925
                                                           ===========

* Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

STATEMENT OF OPERATIONS
Year Ended December 31, 1995

INVESTMENT INCOME
Dividends.                                                     $57,312
Interest                                                     5,100,949
                                                            ----------
                                                             5,158,261
Expenses
Management fees                                $342,554
Service and distribution fees--Class A          130,876
Service and distribution fees--Class B           82,798
Trustees' fees and expenses                      12,291
Custodian                                        83,075
Transfer agent                                   91,461
Audit and tax services.                          22,000
Legal                                            18,480
Printing                                         23,337
Registration                                     21,713
Miscellaneous.                                    9,859
                                             ----------
Total expenses                                  838,444
Less expenses waived by the investment adviser (53,843)        784,601
                                             ----------     ----------
Net investment income.                                       4,373,660
REALIZED and UNREALIZED GAIN on INVESTMENTS
Realized gain on:
Investments--net.                               357,087
Unrealized appreciation on
Investments--net.                               165,613
                                             ----------
Net gain on investment transactions                            522,700
                                                            ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $4,896,360
                                                            ==========

STATEMENT OF CHANGES IN NET ASSETS

                                               YEAR ENDED   YEAR ENDED
                                             DECEMBER 31, DECEMBER 31,
                                                    1994          1995
                                             ------------------------
FROM OPERATIONS
Net investment income                        $ 3,332,558   $ 4,373,660
Net realized gain on investments                    1,911      357,087
Unrealized appreciation (depreciation)
on investments                                (4,649,556)      165,613
                                             -----------   -----------
Increase (decrease) in net assets
from operations                              (1,315,087)     4,896,360
                                             -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
 Class A                                      (3,033,987)  (3,631,062)
 Class B                                        (259,930)    (742,598)
In excess of net investment income
 Class A                                                0    (172,611)
 Class B                                          (2,275)     (42,339)
                                             -----------   -----------
                                              (3,296,192)  (4,588,610)
                                             -----------   -----------
Increase in net assets derived from
capital share transactions.                    11,109,456   10,559,256
                                             -----------   -----------
Total increase in net assets.                   6,498,177   10,867,006
NET ASSETS
Beginning of the year                          32,407,891   38,906,068
                                             -----------   -----------
End of the year                              $38,906,068   $49,773,074
                                             ===========   ===========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
NET INVESTMENT INCOME
Beginning of the year                          $(236,676)     $101,090
                                             ===========   ===========
End of the year                                 $101,090     $(44,018)
                                              ===========  ===========

FINANCIAL HIGHLIGHTS

                                            Class A
                        -----------------------------------------------
                                    Year ended December 31,
                        -----------------------------------------------
                           1991        1992     1993   1994       1995
                          -----      ------   ------ ------     ------
Net Asset Value,
Beginning of Period        $7.56       $9.07    $9.46$ 10.06     $8.89
                          -----      ------   ------ ------     ------
Income From Investment
Operations
Net Investment Income      1.02        0.94     0.90   0.88       0.88
Net Realized and Unrealized
Gain (Loss) on
Investments                1.58        0.44      0.61 (1.19)      0.13
                          -----      ------   ------ ------     ------
Total From Investment
Operations                 2.60        1.38      1.51 (0.31)      1.01
                          -----       ------  ------ ------     ------
Less Distributions
Distributions From Net
Investment Income        (1.02)      (0.94)   (0.90) (0.86)     (0.88)
Distributions in Excess
of Net Investment
Income.                    0.00         0.00   (0.01)   0.00    (0.04)
Distributions From
Paid-in Capital          (0.07)       (0.05)    0.00   0.00       0.00
                         ------      ------   ------ ------     ------
Total Distributions      (1.09)      (0.99)   (0.91) (0.86)     (0.92)
                         ------      ------   ------ ------     ------
Net Asset Value,
End of Period              $9.07       $9.46  $ 10.06  $8.89     $8.98
                         =======     =======   ====== ======    ======
Total Return (%)(b)        36.3        15.8     16.5   (3.3)      11.8
Ratio of Operating Expenses
to Average
Net Assets (%)(a)          1.50        1.50     1.54   1.60       1.60
Ratio of Net Investment
Income to Average
Net Assets (%)            11.56        9.74     9.17   9.18       9.71
Portfolio Turnover Rate (%)   30          19       43     33        30
Net Assets,
End of Period (000)      $12,280     $20,992  $31,176$33,673   $39,148

(a) Commencing October 1, 1993 expenses were voluntarily limited to 1.60% of Class A average net assets. See Note 4.
     From May 18, 1989 through September 30, 1993 expenses were voluntarily limited to 1.50% of average net assets.
     The ratios of operating expenses to average net assets, assuming the foregoing expense limitations had not been in effect, would have been 3.02%, 2.63%, 2.00%, 1.83% and 1.72% for the years ended December 31, 1991, 1992, 1993, 1994, and 1995 respectively.
(b) A sales charge of 4.50% (maximum) was not reflected in total return calculations. As of January 1, 1993 the fund discontinued the use of equalization accounting.

                                                 CLASS B
                            ------------------------------------------
                             SEPTEMBER 20,(A)
                                     THROUGH  YEAR ENDED    YEAR ENDED
                                 DECEMBER 31,DECEMBER 31, DECEMBER 31,
                                         1993       1994          1995
                            ------------------------------------------
Net Asset Value,
Beginning of Period                    $ 9.87     $10.06         $8.88
                                       ------    ------        -------
Income From Investment Operations
Net Investment Income                    0.23      0.79           0.83
Net Realized and Unrealized
Gain (Loss) on
Investments.                             0.20     (1.18)          0.13
                                       ------    ------        -------
Total From Investment Operations        0.43      (0.39)          0.96
                                       ------    ------        -------
Less Distributions
Distributions From Net Investment
Income                                 (0.23)     (0.78)        (0.81)
Distributions in Excess
of Net Investment
Income                                 (0.01)     (0.01)        (0.05)
Distributions From
Paid-in Capital                          0.00      0.00           0.00
                                       ------    ------        -------
Total Distributions                    (0.24)     (0.79)        (0.86)
                                       ------    ------        -------
Net Asset Value, End of Period         $10.06     $ 8.88         $8.98
                                       ======    ======        =======
Total Return (%) (c)                      4.4      (4.0)          11.2
Ratio of Operating Expenses
to Average
Net Assets (%) (b)                    2.25(d)      2.25           2.25
Ratio of Net Investment Income
to Average
Net Assets (%).                       7.66(d)      8.53           8.96
Portfolio Turnover Rate (%)                43         33            30
Net Assets, End of Period (000)        $1,232     $5,233      $ 10,625

 (a) Commencement of operations.
 (b) Commencing October 1,1993 expenses were voluntarily limited to 2.25% of Class B average net assets. See Note 4.

     The ratios of operating expenses to average net assets, assuming the foregoing expense limitations had not been in effect for Class B shares, would have been 2.53% for the period ended December 31, 1993, 2.48% for the year ended December 31, 1994 and 2.37% for the year ended December 31, 1995.

(c) Periods less than one year are not annualized.

(d) Computed on an annualized basis.

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1.The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 20, 1993. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION.The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME.Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the

December 31, 1995

accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES.The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to interest on defaulted securities and differing treatments for income recognition on pay-in-kind securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. REPURCHASE AGREEMENTS.The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2.PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the year ended December 31, 1995 were $23,036,663 and $12,840,618, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS With Affiliates.During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC") which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the year ended December 31, 1995 provided for fees as set forth below:

FEES EARNED    ANNUAL PERCENTAGE RATE    ANNUAL NET ASSET VALUE LEVELS
-----------    -----------------------   -----------------------------
$342,554(a)    0.750%                    all net assets

(a) Before reduction pursuant to voluntary expense limitations. See
Note 4.

December 31, 1995

Effective January 1, 1996, New England Funds Management, L.P. became the adviser for the Fund with the aforementioned adviser being retained as the Fund's sub-adviser.

B. SERVICE AND DISTRIBUTION FEES.Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Service and Distribution Plans relating to the Fund's Class A and Class B shares (the "Plans").

Under the Plans, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares and Class B shares, as compensation for services provided and expenses
(including  certain  payments  to  securities  dealers,  who  may   be
affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A and Class B shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $93,472 and $15,554 in service fees under the Class A and B Plans respectively.

Also under the Plans, the Fund pays New England Funds monthly distribution fees, at the annual rate of up to 0.10% of the average daily net assets attributable to the Fund's Class A shares and up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses
(including  certain  payments  to  securities  dealers,  who  may   be
affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class A and Class B shares, respectively. For the year ended December 31, 1995, the Fund paid New England Funds $37,404 and $67,244 in distribution fees under the Class A and B Plans respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1995 amounted to $182,220.

C. TRANSFER AGENT FEES.New England Funds is the transfer and shareholder servicing agent to the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $67,656 as compensation for its services in that capacity.

D. TRUSTEES FEES AND EXPENSES.The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back

December 31, 1995

Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                      $800
          Meeting Fee                          $125/meeting
          Committee Meeting Fee                $75/meeting
          Committee Chairman Retainer          $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4.EXPENSE LIMITATIONS.Commencing October 1, 1993 and until further notice to the Fund, Back Bay Advisors has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.60% of Class A average daily net assets and 2.25% of Class B average daily net assets. From May 18, 1989 through September 30, 1993 expenses were voluntarily limited to 1.50% of the Fund's average daily net assets. As a result of the Fund's expenses exceeding the foregoing expense limitations during the year ended December 31, 1995, Back Bay Advisors reduced its management fee of $342,554 by $53,843.

5.CONCENTRATION OF CREDIT; LOWER RATED SECURITIES.The Fund invests in securities offering high current income which generally will be rated below investment grade by recognized rating agencies. Certain of these lower rated securities are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for lower rated securities may be less liquid than the market for higher-rated securities.

December 31, 1995

6.CAPITAL SHARES.At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows :


                                    YEAR ENDED              YEAR ENDED
                            DECEMBER 31, 1994        DECEMBER 31, 1995
                           -------------------    -------------------
CLASS A                      SHARES     AMOUNT      SHARES      AMOUNT
                            -------   --------    --------    --------
Shares sold.              1,496,591$14,387,334   1,182,928 $10,739,791
Shares issued in
connection with the
reinvestment of:
Distributions from
net investment income       219,370  2,073,464    289,825    2,629,615
                         ---------- ----------   ---------  ----------
                          1,715,96116,460,798   1,472,753   13,369,406
Shares repurchased.    (1,026,473) (9,770,807)  (901,955)  (8,189,417)
                         ---------- ----------   ---------  ----------
Net increase (decrease)    689,488 $ 6,689,991    570,798  $ 5,179,989
                         ========== ==========   =========  ==========
                                    YEAR ENDED              YEAR ENDED
                            DECEMBER 31, 1994        DECEMBER 31, 1995
                           -------------------    -------------------
CLASS B                      SHARES     AMOUNT      SHARES      AMOUNT
                            -------   --------    --------    --------
Shares sold.               498,542 $ 4,729,198    690,304  $ 6,247,681
Shares issued in connection
with the reinvestment of:
Distributions from net
investment income            14,967    137,763      31,651     286,885
                         ---------- ----------   ---------  ----------
                           513,509   4,868,961    721,955    6,634,566
Shares repurchased        (46,997)   (447,496)  (127,062)  (1,155,299)
                         ---------- ----------   ---------  ----------
Net increase (decrease)    466,512 $ 4,419,465    594,893  $ 5,379,267
                         ---------- ----------   ---------  ----------
Increase (decrease) derived
from capital share
transactions.            1,156,000 $11,109,456   1,165,691 $10,559,256
                         ========== ==========   =========  ==========

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of the New England Funds Trust II and the Shareholders of the NEW ENGLAND HIGH INCOME FUND

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the New England High Income Fund as of December 31, 1995, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New England High Income Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 2, 1996

SHAREHOLDER MEETING
(unaudited)

At a special shareholders' meeting held on December 28, 1995, shareholders of the High Income Fund voted for the following proposals:

                                  VOTED       VOTED     ABSTAINED    BROKER          TOTAL
                                    FOR      AGAINST        VOTES  NON-VOTES         VOTES
                                  ------     -------    ---------  ---------         -----
1. To approve new investment
advisory arrangements to
be effective upon the
merger of New England
Mutual Life Insurance
Company into Metropolitan
Life Insurance Company,
such arrangements to be
substantially identical
to the investment
advisory arrangements in
effect for the Fund
immediately prior to such
merger                     3,451,554.741  60,800.947  104,402.961            3,616,758.649
                           ============= ===========  ===========
2. To approve a new Advisory
Agreement between the
Fund and New England
Funds Management, L.P.
("NEFM")                   3,438,612.080  75,153.787  102,992.782            3,616,758.649
                           ============= ===========  ===========
3. To approve a related Sub-
Advisory Agreement
between NEFM and such
Fund's current investment
adviser                    3,414,935.538  79,968.991  121,854.120            3,616,758.649
                           ============= ===========  ===========
4. To approve changes in the
Fund's fundamental
investment restrictions,
in order to permit the
Fund to engage in
transactions in options
and futures
contracts                  2,482,145.457 142,273.200  117,909.992874,430.000 3,616,758.649
                           ============= ===========  ====================== =============

NEW ENGLAND FUNDS

                              STOCK FUNDS

                         Growth Fund of Israel
                       International Equity Fund
                          Star Worldwide Fund
                              Growth Fund
                          Star Advisers Fund
                          Capital Growth Fund
                               Value Fund
                       Growth Opportunities Fund
                             Balanced Fund
                              Bond Funds
                            High Income Fund
                         Strategic Income Fund
                       Government Securities Fund

                           BOND INCOME FUND

                   Limited Term U.S. Government Fund
                  Adjustable Rate U.S. Government Fund

                           TAX EXEMPT FUNDS

                         Municipal Income Fund
                   Massachusetts Tax Free Income Fund
             Intermediate Term Tax Free Fund of California
              Intermediate Term Tax Free Fund of New York

                          MONEY MARKET FUNDS

                         Cash Management Trust
                         - Money Market Series
                       - U.S. Government Series
                     Tax Exempt Money Market Trust

               To learn more, and for a free prospectus,
                contact your financial representative.

                        New England Funds, L.P.
                          399 Boylston Street
                           Boston, MA  02116
                        Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the FundOs current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

Bulk Rate
U.S. Postage
Paid
Brockton, MA
Permit No. 770

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

399 Boylston Street
Boston, Massachusetts
02116

[LOGO]
QUALITY
TESTED SERVICE
1996
DALBAR
HONORS COMMITMENT TO:
INVESTORS

HP56

[RECYCLE LOGO] PRINTED ON RECYCLED PAPER

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OSee accompanying notes to financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points, leaders and similar graphic symbols are omitted.

(7)  Page numbering is different.